Goodwill	12 Months Ended
Dec. 31, 2015
Goodwill [Abstract]
Goodwill
NOTE 5:	GOODWILL

The changes in the carrying amount of goodwill for the year ended December 31, 2015 and 2014 are as follows:

	Year ended December 31,
(in thousands)	2015	2014

Balance at the beginning of the year	$21,325	$23,206

Foreign currency translation adjustments	(1,461)	(1,881)

Balance at the year end	$19,864	$21,325